SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 6.9%
	U.S. Treasury Bills,
	4.355% due 4/22/2025	$3,000,000	$ 2,960,811
	5.26% due 2/20/2025	3,000,000	2,983,000
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,432,676
	2.875% due 7/31/2025	2,500,000	2,480,371
	3.75% due 8/31/2026	2,050,000	2,033,984
	4.00% due 2/15/2026	1,000,000	997,383
	4.25% due 5/31/2025	3,000,000	2,999,180
	5.00% due 8/31/2025	2,000,000	2,009,453
	Total U.S. Treasury Securities (Cost $17,834,403)		17,896,858
	U.S. Government Agencies — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 5.268% (TSFR3M + 0.61%) due 4/15/2025	5,000	4,956
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	1,203	1,207
	Series 2009-20E Class 1, 4.43% due 5/1/2029	10,349	10,303
	Total U.S. Government Agencies (Cost $16,613)		16,466
	Mortgage Backed — 1.6%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	14,361	13,755
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	15,107	14,089
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	206,416	173,672
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.227% (TSFR1M + 3.83%) due 8/15/2026	288,679	258,776
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	68,591	63,079
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	24,012	22,643
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	17,014	15,739
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	63,146	59,058
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	18,258	18,049
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	8,714	7,947
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	159,229	150,945
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	113,062	103,041
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.532% (TSFR1M + 1.13%) due 7/15/2039	65,625	65,400
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	750,000	746,393
	JPMBB Commercial Mortgage Securities Trust, CMBS, Series 2015-C31 Class A3, 3.801% due 8/15/2048	588,742	583,490
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	44,458	43,632
[a,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	448,929	434,957
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.953% (TSFR1M + 1.61%) due 6/25/2057	11,135	11,317
[a,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	620,493	619,939
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	109,012	108,128
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	12,600	12,379
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	428,641	423,956
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	148,103	145,665
	Total Mortgage Backed (Cost $4,202,869)		4,096,049
	Asset Backed Securities — 35.8%
	Auto Receivables — 17.3%
[c]	ACC Auto Trust, Series 2022-A Class B, 5.75% due 4/15/2027	1,113,192	1,113,463
[c]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	837,180	841,097
	American Credit Acceptance Receivables Trust,
[c]	Series 2022-1 Class D, 2.46% due 3/13/2028	1,825,578	1,813,910
[c]	Series 2023-1 Class C, 5.59% due 4/12/2029	914,234	916,795
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2022-1A Class A, 3.93% due 5/15/2028	318,777	317,680
[c]	Series 2024-1A Class A, 6.46% due 4/17/2028	1,272,636	1,286,675
[c]	Avid Automobile Receivables Trust, Series 2021-1 Class D, 1.99% due 4/17/2028	1,149,710	1,146,245

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[c]	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A Class A, 2.33% due 8/20/2026	$1,500,000	$ 1,485,348
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	124,829	125,996
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	352,350	354,841
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	628,650	638,756
	CarMax Auto Owner Trust, Series 2021-3 Class A3, 0.55% due 6/15/2026	686,475	680,797
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class A4, 0.86% due 1/11/2027	294,384	291,739
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	110,574	110,831
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	228,727	230,005
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	882,060	888,480
	CPS Auto Receivables Trust,
[c]	Series 2021-B Class D, 1.52% due 3/15/2027	211,485	211,094
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	1,100,000	1,079,854
[c]	Series 2023-D Class B, 6.78% due 3/15/2028	1,000,000	1,014,012
	Drive Auto Receivables Trust, Series 2021-3 Class C, 1.47% due 1/15/2027	61,440	61,361
[c]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	2,326,232	2,269,573
	Enterprise Fleet Financing LLC,
[c]	Series 2021-3 Class A2, 0.77% due 8/20/2027	23,546	23,499
[c]	Series 2022-2 Class A2, 4.65% due 5/21/2029	368,406	368,330
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	465,476	460,722
	Series 2022-3A Class C, 5.30% due 9/15/2027	653,428	654,338
	Series 2022-4A Class D, 5.98% due 12/15/2028	745,000	752,387
	Series 2023-4A Class A3, 6.06% due 9/15/2026	169,079	169,161
	FHF Issuer Trust,
[c]	Series 2024-1A Class A2, 5.69% due 2/15/2030	747,241	754,322
[c]	Series 2024-3A Class A2, 4.94% due 11/15/2030	600,000	599,075
	FHF Trust,
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	11,775	11,690
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	386,427	388,095
	Flagship Credit Auto Trust,
[c]	Series 2019-4 Class D, 3.12% due 1/15/2026	56,103	56,031
[c]	Series 2020-1 Class D, 2.48% due 3/16/2026	410,080	408,401
[c]	Series 2021-4 Class B, 1.49% due 2/15/2027	721,643	718,388
[c]	Series 2022-1 Class A, 1.79% due 10/15/2026	16,208	16,208
[c]	Series 2024-1 Class A2, 5.64% due 3/15/2028	1,301,540	1,309,085
[c]	Foursight Capital Automobile Receivables Trust, Series 2022-2 Class B, 5.19% due 10/15/2027	1,400,000	1,402,016
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-1A Class D, 1.68% due 1/15/2027	327,181	324,578
[c]	Series 2021-4A Class C, 1.94% due 10/15/2027	595,001	592,220
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	400,000	390,680
[c]	Series 2024-3A Class A2, 5.35% due 8/16/2027	735,776	737,896
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.248% (SOFR30A + 2.65%) due 11/15/2027	1,350,000	1,354,069
	Lendbuzz Securitization Trust,
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	266,953	265,342
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	1,000,000	1,000,074
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	54,618	54,659
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	206,913	208,803
	Octane Receivables Trust,
[c]	Series 2022-1A Class A2, 4.18% due 3/20/2028	457,347	456,912
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	134,436	134,578
[c]	Series 2023-3A Class A2, 6.44% due 3/20/2029	954,907	964,750
	OneMain Direct Auto Receivables Trust,
[c]	Series 2019-1A Class A, 3.63% due 9/14/2027	1,061,886	1,056,965
[c]	Series 2021-1A Class A, 0.87% due 7/14/2028	1,029,864	1,015,347
[b,c]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	452,905	454,463
[c]	Prestige Auto Receivables Trust, Series 2022-1A Class B, 6.55% due 7/17/2028	656,389	657,271
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	840,455	849,111
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,085,289	1,100,782
[c]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	198,151	200,234
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	475,795	479,763
	Santander Drive Auto Receivables Trust,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Series 2020-4 Class D, 1.48% due 1/15/2027	$ 48,037	$ 47,948
	Series 2022-1 Class C, 2.56% due 4/17/2028	217,289	216,824
	Series 2023-5 Class A2, 6.31% due 7/15/2027	444,628	445,622
	Series 2024-4 Class A2, 5.41% due 7/15/2027	1,210,438	1,214,887
	Tricolor Auto Securitization Trust,
[c]	Series 2021-1A Class F, 5.08% due 5/15/2028	534,759	534,538
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	887,575	893,464
[c]	Series 2024-3A Class A, 5.22% due 6/15/2028	434,563	435,889
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	429,670	430,611
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	896,919	904,158
	Westlake Automobile Receivables Trust,
[c]	Series 2021-2A Class D, 1.23% due 12/15/2026	979,839	970,259
[c]	Series 2021-3A Class C, 1.58% due 1/15/2027	316,839	316,164
[c]	Series 2022-2A Class D, 5.48% due 9/15/2027	1,225,000	1,231,575
			44,910,736
	Credit Card — 1.2%
[c]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	2,650,000	2,653,672
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	500,000	504,453
			3,158,125
	Other Asset Backed — 16.6%
	Affirm Asset Securitization Trust,
[c]	Series 2021-Z2 Class A, 1.17% due 11/16/2026	32,306	32,046
[c]	Series 2024-X2 Class A, 5.22% due 12/17/2029	1,500,000	1,501,999
	AMCR ABS Trust,
[c]	Series 2023-1A Class A, 7.66% due 1/21/2031	254,218	255,029
[c]	Series 2024-A Class A, 6.26% due 8/18/2031	938,718	943,184
[c]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	382,601	341,724
[c]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	1,500,000	1,510,330
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	7,467	7,441
[c]	Series 2022-C Class A, 5.32% due 10/17/2035	134,182	134,182
	CCG Receivables Trust,
[c]	Series 2021-2 Class A2, 0.54% due 3/14/2029	729,542	726,098
[c]	Series 2022-1 Class A2, 3.91% due 7/16/2029	181,285	180,797
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	819,079	803,067
	ClickLease Equipment Receivables Trust,
[c]	Series 2024-1 Class A, 6.86% due 2/15/2030	284,395	285,274
[c]	Series 2024-1 Class B, 7.34% due 2/15/2030	1,350,000	1,362,591
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	1,022,259	1,022,900
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	339,493	341,368
[c]	Dell Equipment Finance Trust, Series 2023-1 Class A3, 5.65% due 9/22/2028	1,304,510	1,310,518
[c]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	373,957	378,210
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	1,591,995	1,579,471
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	557,720	553,058
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	2,290,668	2,311,147
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.182% (SOFR90A + 2.25%) due 3/1/2027	284,384	284,977
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	550,000	551,233
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	786,644	791,561
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	23,989	23,431
[c]	LendingPoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	12,060	12,052
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	50,114	49,579
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	49,818	49,524
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	75,649	75,334
[c]	LL ABS Trust, Series 2022-2A Class C, 8.40% due 5/15/2030	1,225,000	1,236,160
	Marlette Funding Trust,
[c]	Series 2022-3A Class C, 6.89% due 11/15/2032	1,750,000	1,764,076
[c]	Series 2024-1A Class A, 5.95% due 7/17/2034	507,346	509,520
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero Coupon due 6/22/2043	32,283	31,224
[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	685,964	690,908
[c]	OneMain Financial Issuance Trust, Series 2018-2A Class C, 4.04% due 3/14/2033	2,650,000	2,645,657

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	$ 506,088	$ 491,714
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	1,982,732	1,925,032
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	111,460	110,086
	Pagaya AI Debt Trust,
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	29,412	29,449
[a,c]	Series 2023-5 Class AB, 7.571% due 4/15/2031	437,954	439,613
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	1,299,989	1,327,334
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	331,280	334,747
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	417,617	418,458
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	955,168	958,076
[c]	Reach ABS Trust, Series 2024-2A Class A, 5.88% due 7/15/2031	899,406	905,069
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	288,705	289,158
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	1,321,259	1,301,878
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	1,041,162	1,006,113
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	200,988	186,795
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	1,660,000	1,613,177
	Theorem Funding Trust,
[c]	Series 2022-2A Class A, 6.06% due 12/15/2028	1,830,360	1,834,503
[c]	Series 2022-3A Class A, 7.60% due 4/15/2029	916,453	923,598
[c]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	2,500,000	2,500,889
	Upstart Pass-Through Trust,
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	132,215	131,146
[c]	Series 2021-ST10 Class A, 2.25% due 1/20/2030	261,551	260,677
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	100,620	99,115
	Upstart Securitization Trust,
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	131,611	131,689
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	909,003	918,410
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	315,080	315,396
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	314,377	312,079
			43,059,871
	Student Loan — 0.7%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-B Class BFX, 3.02% due 8/25/2042	228,311	226,527
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	96,355	96,030
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 4.763% (TSFR1M + 0.42%) due 5/25/2032	133,332	129,964
[a,c]	Navient Private Education Loan Trust, Series 2018-BA Class A2B, 5.232% (TSFR1M + 0.83%) due 12/15/2059	19,530	19,471
[a,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 5.492% (TSFR1M + 1.09%) due 12/15/2059	195,759	195,261
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 5.483% (SOFR30A + 0.91%) due 12/26/2033	45,314	45,089
[a,c]	Series 2015-3A Class A2, 5.283% (SOFR30A + 0.71%) due 2/27/2051	12,336	12,282
[a,c]	Series 2021-DA Class AFL, 5.175% (TSFR1M + 0.80%) due 4/20/2062	102,096	101,347
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.702% (TSFR1M + 1.36%) due 7/25/2051	41,585	41,669
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 5.233% (SOFR30A + 0.66%) due 6/25/2043	16,090	15,801
[a]	Series 2013-6 Class A3, 5.333% (SOFR30A + 0.76%) due 6/26/2028	104,055	103,020
	SMB Private Education Loan Trust,
[a,c]	Series 2016-B Class A2B, 5.962% (TSFR1M + 1.56%) due 2/17/2032	25,018	25,032
[a,c]	Series 2017-A Class A2B, 5.412% (TSFR1M + 1.01%) due 9/15/2034	60,347	60,303
[a,c]	Series 2017-B Class A2B, 5.262% (TSFR1M + 0.86%) due 10/15/2035	181,143	180,535
[a,c]	Series 2018-B Class A2B, 5.232% (TSFR1M + 0.83%) due 1/15/2037	288,245	286,626
[a,c]	Series 2018-C Class A2B, 5.262% (TSFR1M + 0.86%) due 11/15/2035	72,180	71,791
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.185% (TSFR1M + 0.81%) due 11/20/2061	76,590	76,354
			1,687,102
	Total Asset Backed Securities (Cost $92,635,822)		92,815,834
	Corporate Bonds — 50.0%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
	Hyundai Capital America,
[c]	5.45% due 6/24/2026	500,000	503,500
[c]	5.80% due 6/26/2025	500,000	501,835

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
			1,005,335
	Banks — 1.1%
	Banks — 1.1%
[c]	National Securities Clearing Corp., 5.15% due 5/30/2025	$2,000,000	$ 2,004,560
[a,d]	Wells Fargo & Co., Series U, 5.875% due 6/15/2025	750,000	748,560
			2,753,120
	Capital Goods — 2.3%
	Aerospace & Defense — 0.7%
	RTX Corp., 3.95% due 8/16/2025	1,750,000	1,741,110
	Industrial Conglomerates — 0.6%
	Lennox International, Inc., 1.35% due 8/1/2025	1,500,000	1,468,095
	Machinery — 1.0%
[c]	ITT, Inc., 4.693% due 1/10/2025	1,500,000	1,498,267
	Regal Rexnord Corp., 6.05% due 2/15/2026	1,250,000	1,261,450
			5,968,922
	Consumer Durables & Apparel — 0.8%
	Household Durables — 0.8%
	Harman International Industries, Inc., 4.15% due 5/15/2025	2,000,000	1,990,540
			1,990,540
	Consumer Services — 0.6%
	Hotels, Restaurants & Leisure — 0.6%
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	1,500,000	1,500,420
			1,500,420
	Consumer Staples Distribution & Retail — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[c]	7-Eleven, Inc., 0.95% due 2/10/2026	1,000,000	956,670
			956,670
	Energy — 6.4%
	Oil, Gas & Consumable Fuels — 6.4%
	Columbia Pipeline Group, Inc., 4.50% due 6/1/2025	1,500,000	1,496,040
[c]	Enbridge U.S., Inc., 4.706% due 1/15/2025	2,000,000	1,996,399
[c]	Energy Transfer LP, 4.703% due 1/9/2025	1,500,000	1,498,457
	Expand Energy Corp., 5.70% due 1/23/2025	2,090,000	2,089,289
[c]	Florida Gas Transmission Co. LLC, 4.35% due 7/15/2025	1,859,000	1,850,672
[c]	Gray Oak Pipeline LLC, 2.60% due 10/15/2025	1,821,000	1,786,110
[c]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	750,000	754,537
	Kinder Morgan, Inc., 4.30% due 6/1/2025	1,455,000	1,451,566
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	1,000,630
	TC PipeLines LP, 4.375% due 3/13/2025	1,250,000	1,247,712
	Williams Cos., Inc., 4.662% due 1/9/2025	1,500,000	1,498,470
			16,669,882
	Equity Real Estate Investment Trusts (REITs) — 3.0%
	Diversified REITs — 2.4%
	American Tower Corp., 2.40% due 3/15/2025	1,000,000	994,440
	Crown Castle, Inc., 1.35% due 7/15/2025	1,218,000	1,194,931
	Equinix, Inc., 1.25% due 7/15/2025	2,250,000	2,206,148
	Essex Portfolio LP, 3.50% due 4/1/2025	1,000,000	996,180
[c]	SBA Tower Trust, 2.836% due 1/15/2050	1,000,000	998,974
	Retail REITs — 0.6%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	1,500,000	1,497,915
			7,888,588
	Financial Services — 2.9%
	Capital Markets — 2.6%
	Ares Capital Corp., 3.25% due 7/15/2025	1,000,000	990,040
[c]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	1,250,000	1,236,500
[c]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	2,100,000	2,081,394
[c]	Intercontinental Exchange, Inc., 4.788% due 1/6/2025	2,500,000	2,498,365

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Financial Services — 0.3%
[c]	Antares Holdings LP, 8.50% due 5/18/2025	$ 750,000	$ 753,555
			7,559,854
	Food, Beverage & Tobacco — 1.4%
	Beverages — 0.8%
	Constellation Brands, Inc., 5.00% due 2/2/2026	700,000	699,181
	Huntington Ingalls Industries, Inc., 3.844% due 5/1/2025	1,500,000	1,492,785
	Tobacco — 0.6%
[b]	BAT International Finance plc, 1.668% due 3/25/2026	1,500,000	1,443,750
			3,635,716
	Health Care Equipment & Services — 1.5%
	Health Care Equipment & Supplies — 1.0%
	Dentsply Sirona, Inc.,
[c]	5.164% due 1/17/2025	2,000,000	1,995,511
[c]	5.252% due 2/5/2025	500,000	497,497
	Health Care Providers & Services — 0.5%
[c]	Blue Cross & Blue Shield of Minnesota, 3.79% due 5/1/2025	1,420,000	1,403,059
			3,896,067
	Industrials — 0.4%
	Transportation Infrastructure — 0.4%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.95% due 3/10/2025	1,102,000	1,099,796
			1,099,796
	Insurance — 3.9%
	Insurance — 3.9%
[c]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	949,910
[c]	F&G Global Funding, 5.15% due 7/7/2025	1,000,000	1,000,530
[c]	GA Global Funding Trust, 3.85% due 4/11/2025	1,750,000	1,744,645
	Lincoln National Corp., 3.35% due 3/9/2025	1,250,000	1,245,388
[a]	Marsh & McLennan Cos., Inc., 5.206% (SOFRINDX + 0.70%) due 11/8/2027	751,000	753,906
[a,c]	Pacific Life Global Funding II, 5.198% (SOFRINDX + 0.80%) due 3/30/2025	235,000	235,310
[c]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	1,000,000	1,017,930
	Reliance Standard Life Global Funding II,
[c]	2.75% due 5/7/2025	500,000	495,775
[c]	5.243% due 2/2/2026	850,000	850,451
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	1,965,000	1,957,356
			10,251,201
	Materials — 4.7%
	Chemicals — 0.6%
[c]	International Flavors & Fragrances, Inc., 1.23% due 10/1/2025	1,600,000	1,555,552
	Containers & Packaging — 4.1%
	Amcor Flexibles North America, Inc., 4.00% due 5/17/2025	1,250,000	1,244,887
	Berry Global, Inc.,
	1.57% due 1/15/2026	750,000	723,810
[c]	4.875% due 7/15/2026	1,750,000	1,744,960
[c]	Sealed Air Corp., 1.573% due 10/15/2026	1,000,000	940,970
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	1,500,000	1,430,460
	Sonoco Products Co.,
	1.80% due 2/1/2025	1,000,000	997,130
	4.45% due 9/1/2026	1,000,000	992,890
	WRKCo, Inc., 3.75% due 3/15/2025	2,470,000	2,462,615
			12,093,274
	Media & Entertainment — 0.9%
	Media — 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% due 7/23/2025	1,750,000	1,747,550
[c]	Cox Communications, Inc., 3.85% due 2/1/2025	650,000	649,331
			2,396,881
	Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
	Biotechnology — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Amgen, Inc., 5.507% due 3/2/2026	$ 250,000	$ 249,923
	Illumina, Inc., 4.65% due 9/9/2026	850,000	847,560
[b]	Royalty Pharma plc, 1.20% due 9/2/2025	2,000,000	1,949,860
	Pharmaceuticals — 1.3%
	Cigna Group, 5.685% due 3/15/2026	500,000	499,625
	CVS Health Corp.,
[c]	5.066% due 1/27/2025	1,500,000	1,494,616
[c]	5.074% due 1/2/2025	1,000,000	999,861
[c]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	500,000	481,095
			6,522,540
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Intel Corp., 3.70% due 7/29/2025	1,500,000	1,489,545
			1,489,545
	Software & Services — 2.0%
	Information Technology Services — 0.6%
	Leidos, Inc., 3.625% due 5/15/2025	1,611,000	1,602,993
	Software — 1.4%
[c]	Fair Isaac Corp., 5.25% due 5/15/2026	1,000,000	996,140
	Oracle Corp.,
	2.50% due 4/1/2025	1,082,000	1,075,346
	2.95% due 5/15/2025	1,500,000	1,489,125
			5,163,604
	Technology Hardware & Equipment — 0.8%
	Technology Hardware, Storage & Peripherals — 0.8%
	HP, Inc., 2.20% due 6/17/2025	2,000,000	1,974,660
			1,974,660
	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
[c]	Crown Castle Towers LLC, 3.663% due 5/15/2045	1,500,000	1,492,234
			1,492,234
	Transportation — 1.3%
	Air Freight & Logistics — 0.9%
	Ryder System, Inc., 4.669% due 1/3/2025	2,500,000	2,499,361
	Ground Transportation — 0.4%
	GATX Corp., 3.25% due 3/30/2025	1,000,000	994,810
			3,494,171
	Utilities — 11.5%
	Electric Utilities — 10.3%
[c]	AES Corp., 3.30% due 7/15/2025	750,000	741,563
	American Electric Power Co., Inc., Series N, 1.00% due 11/1/2025	1,742,000	1,687,859
	Atlantic City Electric Co., 4.693% due 1/10/2025	1,500,000	1,498,267
	Avangrid, Inc., 3.20% due 4/15/2025	515,000	512,265
	DTE Electric Co., 4.80% due 1/9/2025	1,900,000	1,898,007
[b,c]	Electricite de France SA, 3.625% due 10/13/2025	1,479,000	1,462,169
	Enel Finance International NV,
[b,c]	4.50% due 6/15/2025	1,000,000	990,410
[b,c]	7.05% due 10/14/2025	1,000,000	1,015,130
[c]	Evergy Missouri West, Inc., 4.794% due 1/15/2025	2,500,000	2,495,421
	Eversource Energy, Series Q, 0.80% due 8/15/2025	1,750,000	1,705,497
	Exelon Corp., 3.95% due 6/15/2025	1,150,000	1,144,561
[c]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	1,250,000	1,253,050
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	727,448
[a]	Pacific Gas & Electric Co., 5.392% (SOFRINDX + 0.95%) due 9/4/2025	1,325,000	1,326,775
	Pinnacle West Capital Corp., 1.30% due 6/15/2025	2,020,000	1,986,145
[c]	PPL Capital Funding, Inc., 4.803% due 1/14/2025	2,500,000	2,495,739
	Puget Energy, Inc., 3.65% due 5/15/2025	1,650,000	1,638,615
[c]	Vistra Operations Co. LLC, 5.125% due 5/13/2025	1,000,000	999,730
	Xcel Energy, Inc., 3.30% due 6/1/2025	1,250,000	1,240,662

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Gas Utilities — 1.2%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	$1,000,000	$ 980,560
	Spire, Inc.,
[c]	4.83% due 1/8/2025	1,000,000	999,076
	5.30% due 3/1/2026	1,000,000	1,005,020
			29,803,969
	Total Corporate Bonds (Cost $129,572,162)		129,606,989
	Short-Term Investments — 4.6%
[e]	Thornburg Capital Management Fund	1,192,546	11,925,461
	Total Short-Term Investments (Cost $11,925,461)		11,925,461
	Total Investments — 98.9% (Cost $256,187,330)		$256,357,657
	Other Assets Less Liabilities — 1.1%		2,722,786
	Net Assets — 100.0%		$259,080,443

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $149,124,057, representing 57.56% of the Fund’s net assets.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$24,144,899	$82,216,990	$(94,436,428)	$-	$-	$11,925,461	$280,358